The Pacific Corporate Group
                                                       Private Equity Fund

                                                       Financial Statements
                                                           (Unaudited)

                                                    For the Nine Months Ended
                                                        December 31, 1998

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
December 31, 1998


ASSETS


Portfolio investments at fair value (cost $20,234,003)                                                  $     19,867,441
Short-term investments, at amortized cost                                                                     28,694,276
Cash and cash equivalents                                                                                      3,167,879
Deferred organizational costs (net of accumulated amortization of $32,689)                                       150,582
Accrued interest receivable                                                                                       12,512
Prepaid expenses                                                                                                 406,055
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $     52,298,745
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         62,949
                                                                                                        ----------------
   Total liabilities                                                                                              62,949
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                  245,079
   Beneficial Shareholders (108,159.8075 shares)                                                              51,990,717
     Total shareholders' equity                                                                               52,235,796

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $     52,298,745
                                                                                                        ================



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 1998

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value      Net Assets

Direct Investments


IRMC Holdings, Inc.
55,200 shares of Common Stock                                        $        552,000   $        552,000        1.06%
22,080 shares of Preferred Stock                                            2,208,000          2,208,000        4.22%
                                                                     ----------------   ----------------     --------
                                                                            2,760,000          2,760,000        5.28%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                    2,760,000          2,760,000        5.28%
                                                                     ----------------   ----------------     --------
Indirect Investments:

Alta California Partners II, L.P.                                             400,000            400,000        0.77%
$4,000,000 capital commitment
2.15% limited partnership interest

American Securities Partners II,  L.P.                                      1,032,631          1,032,631        1.98%
$5,000,000 capital commitment
1.429% limited partnership interest


Apollo Investment Fund IV, L.P.                                             1,102,245          1,076,152        2.06%
$5,000,000 capital commitment
 .139% limited partnership interest

Aurora Equity Partners II L.P.                                                364,762            323,613        0.62%
$5,000,000 capital commitment
 .693% limited partnership interest

Bedrock Capital Partners I, L.P.                                            1,064,193            965,144        1.85%
$5,000,000 capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        1,433,457          1,456,133        2.79%
$7,500,000 capital commitment
 .300% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,500,153          2,500,153        4.79%
$2,500,000 capital commitment
 .294% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 1998

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Fenway Partners Capital Fund II, L.P.                                $        911,585   $        911,585        1.75%
$5,000,000 capital commitment
 .678% limited partnership interest

First Reserve Fund VIII, L.P.                                                 375,177            343,576        0.66%
$5,000,000 capital commitment
 .616% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          1,170,725          1,140,655        2.18%
$2,500,000 capital commitment
 .260% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              2,575,865          2,575,865        4.93%
$5,000,000 capital commitment
 .125% limited partnership interest

Sentinel Capital Partners II, L.P.                                            700,131            699,801        1.34%
$5,000,000 captial commitment
4.807% limited partnership interest

Sprout Capital VIII, L.P.                                                     850,000            807,308        1.55%
$5,000,000 capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          1,717,987          1,717,990        3.29%
$10,000,000 capital commitment
 .300% limited partnership interest

Triumph Partners III, L.P.                                                  1,275,092          1,156,835        2.21%
$5,000,000 capital commitment
 .831% limited partnership interest
                                                                     ----------------   ----------------     ---------------

Total Indirect Investments                                                 17,474,003         17,107,441       32.77%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     20,234,003   $     19,867,441       38.05%
                                                                     ================   ================     ========



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)



                                                                                  Three Months          Nine Months
                                                                                      Ended                    Ended
                                                                               December 31,             December 31,
                                                                                      1998                     1998
                                                                               ------------------       ------------------
INVESTMENT INCOME AND EXPENSES

Interest from short-term investments                                              $     484,774           $    1,642,696
                                                                                  -------------           --------------

Expenses:
Management fee                                                                          345,582                1,069,345
Legal fees                                                                               86,317                  224,041
Accounting fees                                                                          26,138                   78,562
Independent Trustee fees                                                                 10,875                   34,457
Custody fees                                                                              7,500                   22,500
Insurance expense                                                                        48,295                   97,957
Amortization of deferred organizational costs                                             9,165                   27,641
Mailing and printing                                                                      3,495                    5,498
Miscellaneous                                                                               969                    3,091
                                                                                  -------------           --------------
   Total expenses                                                                       538,336                1,563,092
                                                                                  -------------           --------------

NET INVESTMENT (LOSS) INCOME BEFORE
   ALLOCATION FROM INDIRECT INVESTMENTS                                                 (53,562)                  79,604
                                                                                  -------------           --------------

Change in fair value of Indirect Investments                                            (93,578)                (366,562)
Expenses paid in connection with Indirect Investments                                   (41,566)                (135,665)
Realized gains/income received from Indirect Investments                                 10,381                   32,193
                                                                                  -------------           --------------

Net change in fair value of Indirect Investments                                       (124,763)                (470,034)
                                                                                  -------------           --------------

NET LOSS                                                                          $    (178,325)          $     (390,430)
                                                                                  =============           ==============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Nine Months Ended December 31, 1998



                                                                          Adviser           Beneficial
                                                                          Trustee          Shareholders              Total

Balance as of March 31, 1998                                           $    246,280      $     43,542,296      $     43,788,576

Capital contributions                                                             -             9,177,625             9,177,625

Selling commissions                                                               -              (334,975)             (334,975)

Other syndication costs                                                         494                (5,494)               (5,000)

Net loss                                                                     (1,695)             (388,735)             (390,430)
                                                                       ------------      ----------------      ----------------

Balance as of December 31, 1998                                        $    245,079      $     51,990,717      $     52,235,796
                                                                       ============      ================      ================



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Nine Months Ended December 31, 1998



CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net loss                                                                                                  $      (390,430)

Adjustments   to  reconcile  net  loss  to  net  cash  provided  from  operating activities:

Change in fair value of Indirect Investments                                                                      470,034
Amortization of deferred organizational costs                                                                      27,641
Decrease in accrued interest receivable                                                                           132,431
Increase in prepaid expenses and other receivables                                                               (269,333)
Increase in accounts payable and accrued expenses                                                                  37,428
                                                                                                          ---------------
Net cash provided from operating activities                                                                         7,771
                                                                                                          ---------------

CASH FLOWS USED FOR INVESTING ACTIVITIES

Net purchase of short-term investments                                                                        (28,680,000)
Purchase of Direct Investments                                                                                 (2,760,000)
Capital contributed to Indirect Investments                                                                   (15,329,376)
Expenses paid in connection with Indirect Investments                                                            (135,665)
Realized gains/income received from Indirect Investments                                                           32,193
                                                                                                          ---------------
Net cash used for investing activities                                                                        (46,872,848)
                                                                                                          ---------------

CASH FLOWS PROVIDED FROM FINANCING ACTIVITIES

Cash contributions from Beneficial Shareholders                                                                 9,177,625
Payment of deferred organizational costs                                                                         (146,527)
Payment of selling commissions                                                                                   (334,975)
Payment of other syndication costs                                                                               (246,000)
                                                                                                          ---------------
Net cash provided from financing activities                                                                     8,450,123
                                                                                                          ---------------

Increase in cash and cash equivalents                                                                         (38,414,954)
Cash and cash equivalents at beginning of period                                                               41,582,833

Cash and cash equivalents at end of period                                                                $     3,167,879
                                                                                                          ===============


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS
For the Nine Months Ended December 31, 1998


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $     483.39

Net capital contributions                                                                                       488.98

Net loss                                                                                                         (3.59)

Net asset value, end of period                                                                            $     480.68
                                                                                                          ============

Total investment return                                                                                         (.74%)

Ratios to Average Net Assets:

Investment expenses                                                                                             4.15%*

Net loss                                                                                                       (1.04%)*

Supplemental Data:

Net assets, end of period                                                                              $  52,235,796
                                                                                                       =============

Portfolio turnover                                                                                              0.00%

*  Annualized


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the
Investment Company Act of 1940, as amended, as a closed-end, management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust will seek to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is required to file certain financial information, including its annual audited financial statements with the Securities and Exchange Commission. The Trust's annual audited financial statements are based in part on information derived from the audited financial statements of the Trust's Indirect Investments and the Trust generally does not receive the financial statements of its Indirect Investments in time to meet its own filing requirements with the SEC. Therefore, in order to include information in the Trust's annual audited financial statements derived from the audited financial statements of its
Indirect  Investments  and meet  its SEC  filing  requirements,  the  Trust  has determined to change its fiscal year-end from December 31 to March 31. Accordingly, these financial statements reflect the Trust's results of operations and cash flows for the nine months ended December 31, 1998. The Trust will continue to report for tax purposes using a fiscal year ending on December 31.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust and its allocated share of the Indirect Investment's undistributed profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

As a result of delays in receipt of quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

The fair value of Direct Investments is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational and Start-Up Costs - Organizational and start-up costs of $183,271 are being amortized over a period of sixty months from the date of the Trust's initial closing.

Syndication Costs - Selling commissions of $1,926,568 and other costs of $568,126 associated with selling shares of the Trust have been recorded as a direct reduction to shareholders' equity.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

3.     Capital Commitments

As of March 31, 1998, the Trust had sold 90,587 shares of beneficial interest (the "Shares"), accepting capital commitments from shareholders totaling $92.2 million, and had received capital contributions of $46.1 million. In April 1998, the Trust sold 18,073 Shares, accepting additional capital commitments

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

from shareholders totaling $18.4 million, and received additional capital contributions of $9.2 million. As of December 31, 1998, shareholders had contributed $55.2 million, or 50% of their total capital commitments to the Trust. The final 50% of the capital commitments due to the Fund have been called and are payable on February 9, 1999. Of the total Shares outstanding, the Adviser Trustee owns 500 Shares and has a capital commitment of $500,000, of which $250,000 was contributed as of December 31, 1998.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other cash remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss from Indirect Investments, and all other net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

7.     Investment Commitments

As of December 31, 1998, the Trust had unfunded investment commitments in the following Indirect Investments:

Investment
Alta California Partners II, L.P.                                      $     3,600,000
American Securities Partners II, L.P.                                        3,967,369
Apollo Investment Fund IV, L.P.                                              3,897,755
Aurora Equity Partners II L.P.                                               4,692,570
Bedrock Capital Partners I, L.P.                                             3,935,807
CVC European Equity Partners II L.P.                                         6,066,543
Exxel Capital Partners V, L.P.                                                   7,326
Fenway Partners Capital Fund II, L.P.                                        4,088,415
First Reserve Fund VIII, L.P.                                                4,624,823
Hicks, Muse, Tate & Furst Latin America Fund, L.P.                           1,329,275
Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                               2,424,135
Providence Equity Partners III L.P.                                          3,500,000
Sentinel Capital Partners II, L.P.                                           4,299,869
Sprout Capital VIII, L.P.                                                    4,150,000
Thomas H. Lee Equity Fund IV, L.P.                                           8,282,013
Triumph Partners III, L.P.                                                   3,724,908
VS&A Communications Partners III, LP                                         3,000,000
                                                                       ---------------
Total                                                                  $    65,590,808
                                                                       ===============
